Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Lease Commitments
As of December 31, 2020, future minimum lease commitments, all under office non-cancelable operating lease agreements, were as follows:

Year ending December 31,	Office
2021	852,434
2022	474,016
2023	202,676